Contingencies and Commitements (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies and Commitements [Abstract]
Schedule of License Agreements	The Group is subject to the following minimum guarantee amounts relating to investments in joint ventures and the content on its service and publishing rights, the majority of which relate to initial investments and minimum royalty payments associated with its license agreements for the use of licensed content and publishing royalties, as at December 31:
	2023	2022
	USD	USD

Less than one year	646,048	4,194,264
Later than one year but not more than 5 years	-	1,250,000